Equity Offerings - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	6 Months Ended					6 Months Ended
	Jun. 27, 2014	Apr. 30, 2013	Jun. 30, 2014	Jun. 27, 2014	Jul. 24, 2014 Subsequent Event [Member]	Jul. 14, 2014 Subsequent Event [Member]	Jun. 27, 2014 Common Units [Member]	Jun. 30, 2014 KNOT [Member] Maximum [Member]	Jun. 30, 2014 KNOT [Member] Minimum [Member]
Subsidiary or Equity Method Investee [Line Items]
Limited partnership common units sold			4,600,000				4,600,000
Issuance of additional partnership common units				690,000			690,000
Period of option granted to underwriters to purchase additional units			30 days
Aggregate additional general partner capital contribution			$ 400,000	$ 2,700,000
General partner interest in Partnership, percentage	2.00%		2.00%
Net proceeds from public offering and related General Partner's contribution			$ 128,751,000
General partner's interest, percentage		49.00%						51.00%	41.00%
Partnership units issued					490,000	150,000